Loss Per Share (Details) - shares	3 Months Ended	9 Months Ended
	Mar. 31, 2020	Mar. 31, 2020
Weighted average number of shares outstanding diluted, Shares	5,836,424	5,853,568
Weighted average number of shares outstanding fully diluted, Shares	6,214,579
Warrants [Member]
Weighted average number of shares outstanding diluted, Shares	5,813,804	5,840,644
Weighted average number of shares outstanding fully diluted, Shares	5,813,804
Restricted Stock Units [Member]
Weighted average number of shares outstanding diluted, Shares	22,620	12,924
Weighted average number of shares outstanding fully diluted, Shares	325,121
Restricted Stock Awards [Member]
Weighted average number of shares outstanding diluted, Shares
Weighted average number of shares outstanding fully diluted, Shares	75,654